Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund V
Entity Central Index Key	0001549548
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000116776 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Futures Strategy Fund
Class Name	First Trust Managed Futures Strategy Fund
Trading Symbol	FMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Futures Strategy Fund	$49(1)	0.95%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.95%	[1],[2]
Net Assets	$ 237,325,940
Holdings Count | Holding	66
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$237,325,940
Total number of portfolio holdings	66
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Treasury Bills	39.9%
Money Market Funds	65.5%
Net Other Assets and Liabilities(1)	(5.4%)
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[2]	Annualized.